Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2021
Document Effective Date	Jun. 25, 2021
Prospectus Date	Jun. 25, 2021
Calamos Timpani Small Cap Growth Fund | Class C
Prospectus:
Trading Symbol	CTCSX